Profit before tax	12 Months Ended
Jun. 30, 2021
Profit before tax
Profit before tax

8      Profit before tax

(i)    Net finance income

	2019	2020	2021
	RMB	RMB	RMB
Interest income	16,131	15,748	35,991
Others	465	289	(151)
Finance income	16,596	16,037	35,840
Interest on lease liabilities (Note 13(b))	—	(3,435)	(1,151)
Finance costs	—	(3,435)	(1,151)
Net finance income	16,596	12,602	34,689

Interest income was mainly generated from deposits placed with a related party finance entity (Note 22(a)(iii)).

Net finance income relating to discontinued operations are disclosed in note 9.

(ii)   Expenses by nature

Expenses by nature from continuing operations include:

	2019	2020	2021
	RMB	RMB	RMB
Employee benefit expenses (Note 7)	368,482	360,883	505,007
Students related cost	123,888	125,789	125,536
Transportation	25,696	23,689	20,393
Marketing and promotion	11,761	13,897	29,590
Depreciation of owned property and equipment	37,781	40,321	42,989
Depreciation of right-of-use assets	—	24,675	27,778
Utilities	19,698	15,247	20,189
Amortization of intangible assets	1,235	2,531	2,567
Operating lease charges	28,252	—	—
Others	45,278	32,290	35,595
Total cost of revenue, selling expenses and administrative expenses	662,071	639,322	809,644

Students related costs are mainly comprised of costs for textbooks, uniforms, dining services, living accommodations and other educational service costs.

The Group has initially applied IFRS 16 using the modified retrospective approach to recognize right-of-use assets relating to leases which were previously classified as operating leases under IAS 17. After initial recognition of right-of-use assets at July 1, 2019, the Group as a lessee is required to recognize the depreciation of right-of-use assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. Under this approach, the comparative information is not restated. See note 4(o).